Income tax benefit/(expense) - Disclosure of deferred tax assets and liabilities by balance sheet items (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	€ 5,637	€ 3,582
TOTAL DEFERRED TAX LIABILITY	(694)	(1,290)
DEFERRED TAX, NET	4,943	2,292	€ 5,158	€ 4,988
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	203,852	156,470
Fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	3,541	2,007
TOTAL DEFERRED TAX LIABILITY	(4,789)	(2,359)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	3,306	1,837
Borrowings and accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,526	1,284
Provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,659	1,611
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	(6,229)	(6,855)
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	2,502	2,891
TOTAL DEFERRED TAX LIABILITY	(932)	(758)
Non-recognition of deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	199,493	153,836
TOTAL DEFERRED TAX ASSETS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	16,893	12,264
TOTAL DEFERRED TAX LIABILITY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	€ (11,950)	€ (9,972)